Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest income
Interest and fees on loans	$ 26,313,489	$ 24,103,281
Interest on debt securities
Taxable	895,165	676,352
Tax-exempt	1,296,016	1,328,488
Dividends	125,973	172,473
Interest on federal funds sold and overnight deposits	483,960	160,355
Total interest income	29,114,603	26,440,949
Interest expense
Interest on deposits	3,547,798	2,355,847
Interest on borrowed funds	95,936	100,532
Interest on repurchase agreements	190,993	87,315
Interest on junior subordinated debentures	650,361	524,696
Total interest expense	4,485,088	3,068,390
Net interest income	24,629,515	23,372,559
Provision for loan losses	780,000	650,000
Net interest income after provision for loan losses	23,849,515	22,722,559
Non-interest income
Service fees	3,238,954	3,076,567
Income from sold loans	780,622	730,019
Other income from loans	879,887	846,392
Net realized (loss) gain on sale of securities AFS	(32,718)	3,384
Other income	1,314,563	928,030
Total non-interest income	6,181,308	5,584,392
Non-interest expense
Salaries and wages	7,203,001	6,772,373
Employee benefits	2,880,048	2,648,060
Occupancy expenses, net	2,545,959	2,549,455
Other expenses	7,266,018	7,196,435
Total non-interest expense	19,895,026	19,166,323
Income before income taxes	10,135,797	9,140,628
Income tax expense	1,738,265	2,909,330
Net income	$ 8,397,532	$ 6,231,298
Earnings per common share	$ 1.61	$ 1.21
Weighted average number of common shares used in computing earnings per share	5,139,297	5,084,102
Dividends declared per common share	$ 0.74	$ 0.68